UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06105

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                   Date of reporting period: NOVEMBER 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      18.8%
--------------------------------------------------------------------------------
United Kingdom                                                             13.8
--------------------------------------------------------------------------------
France                                                                     12.8
--------------------------------------------------------------------------------
Germany                                                                     7.2
--------------------------------------------------------------------------------
Italy                                                                       5.7
--------------------------------------------------------------------------------
The Netherlands                                                             4.7
--------------------------------------------------------------------------------
Switzerland                                                                 4.5
--------------------------------------------------------------------------------
Greece                                                                      3.7
--------------------------------------------------------------------------------
Ireland                                                                     3.5
--------------------------------------------------------------------------------
United States                                                               3.5

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Orient Overseas International Ltd.                                          3.0%
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                 2.3
--------------------------------------------------------------------------------
Eni SpA                                                                     2.3
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      2.3
--------------------------------------------------------------------------------
Nestle SA                                                                   2.2
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                       2.2
--------------------------------------------------------------------------------
Vivendi SA                                                                  2.1
--------------------------------------------------------------------------------
Haseko Corp.                                                                2.1
--------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                               2.0
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                           2.0

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


              9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   Europe                               64.5%
                   Asia                                 26.7
                   United States/Canada                  4.8
                   Middle East/Africa                    2.6
                   Latin America                         1.4

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


              10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED NOVEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund has done very well in absolute terms. For the one-year period ended November 30, 2006, the Fund's Class A shares (without sales charge) returned 28.35%. In relative terms, the Fund finished in the second quartile of international multi-cap core funds, as measured by Lipper, Inc. The Fund also marginally outperformed its benchmark, the MSCI EAFE Index, which returned 28.20% during the reporting period. The Fund's outperformance of its benchmark was caused by stockpicking, rather than asset allocation, as our global weightings have not differed very markedly from the MSCI EAFE index.

      The biggest contributor to performance of the Fund during the year was Petroleum Geo-Services ASA (PGS), a Norwegian oil exploration company whose share price rose by 140%. We trimmed the position and took profits as the stock got closer to our estimate of fair value. We maintained our rigorous risk controls by not allowing individual stock positions to get oversized. Orient Overseas International Ltd., a Hong Kong-based container shipping business and the Fund's largest holding, saw its shares soar as the company sold one of its smaller operations for a price equivalent to the entire market capitalization of the company. Other significant positive contributions came from two European financials, Fondiaria-Sai SpA, an Italian motor insurer that we bought at a very low valuation, and Credit Agricole SA, the leading bank in France, which experienced strong profit growth during the reporting period. In addition, the Fund gained from its positions in Deutsche Lufthansa AG, the German airline, and Compass Group plc, the UK food service company.

      On the negative side, the Fund was hurt during the reporting period by exposure to a number of small companies whose fundamentals deteriorated during the year. The worst three performers for the Fund were iSOFT Group plc, a UK medical software company, CoolBrands International, Inc., a Canadian ice-cream producer whose holdings we have since sold, and Technical Olympic SA, a Greek construction and shipping company. It is worth noting that the Fund's biggest loser cost less than 0.75% of the Fund's assets and the ten biggest losers, in the aggregate, cost less than 3.5%, again reflecting the strong focus on controlling risk.

      The largest country weighting for the Fund is Japan, which accounts for just under 19% of the Fund's holdings. Japan has been the worst performing major market during the year, after a wave of profit taking hit the market following the first quarter surge in stock prices. This relative weak performance comes despite the strong health of the Japanese


              11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

corporate sector, which will show profit growth in 2006 of above 10% for the fourth consecutive year. We continue to find interesting investment opportunities in this market.

      Europe had an excellent year with markets rising over 10% in local currency terms and over 20% in dollar terms, helped by the strength of the Euro. The Fund benefited from having around two-thirds of assets in European equities. We continue to have an easier time finding attractively valued stocks in Japan than in any other major market around the world. The Japanese market has the best valued stocks relative to local bonds of any of the major markets.

      PLEASE KEEP IN MIND THE ADDED VOLATILITY AND RISK--INCLUDING CURRENCY FLUCTUATIONS AND ECONOMIC AND POLITICAL INSTABILITY--THAT INVESTING IN THE SECURITIES OF INTERNATIONAL MARKET ENTAILS.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, which is an unmanaged index of equity securities that is widely recognized as a measure of international stock performance. The Fund's performance is also compared to the performance of the MSCI World Index, an unmanaged index of issuers listed on the stock exchanges of 22 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


              12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class A)

      MSCI EAFE Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Quest
                     International
                      Value Fund,            MSCI EAFE               MSCI
                   Inc.(SM) (Class A)          Index              World Index
                  -------------------       -----------          -------------
11/30/1996              $ 9,425               $10,000               $10,000
02/28/1997              $ 9,842               $ 9,689               $10,078
05/31/1997              $10,417               $10,419               $10,837
08/31/1997              $10,932               $10,344               $11,110
11/30/1997              $10,956               $ 9,988               $11,299
02/28/1998              $11,809               $11,219               $12,556
05/31/1998              $12,546               $11,607               $13,055
08/31/1998              $10,498               $10,357               $11,569
11/30/1998              $11,983               $11,663               $13,608
02/28/1999              $12,070               $11,807               $14,203
05/31/1999              $12,962               $12,148               $14,822
08/31/1999              $13,789               $13,053               $15,446
11/30/1999              $14,575               $14,162               $16,550
02/29/2000              $13,940               $14,850               $16,917
05/31/2000              $14,913               $14,265               $16,889
08/31/2000              $15,045               $14,334               $17,525
11/30/2000              $14,789               $12,823               $15,331
02/28/2001              $14,910               $12,281               $14,543
05/31/2001              $14,919               $11,849               $14,417
08/31/2001              $14,008               $10,882               $13,124
11/30/2001              $13,305               $10,403               $12,924
02/28/2002              $12,917               $ 9,980               $12,507
05/31/2002              $13,035               $10,745               $12,653
08/31/2002              $11,439               $ 9,284               $10,910
11/30/2002              $11,340               $ 9,133               $10,996
02/28/2003              $10,592               $ 8,265               $ 9,975
05/31/2003              $12,178               $ 9,462               $11,461
08/31/2003              $12,629               $10,174               $12,162
11/30/2003              $14,080               $11,393               $13,169
02/29/2004              $15,478               $12,748               $14,469
05/31/2004              $14,774               $12,584               $14,219
08/31/2004              $14,639               $12,523               $14,125
11/30/2004              $16,478               $14,202               $15,535
02/28/2005              $17,875               $15,187               $16,279
05/31/2005              $17,000               $14,502               $15,923
08/31/2005              $18,318               $15,539               $16,765
11/30/2005              $18,327               $16,151               $17,360
02/28/2006              $20,327               $17,906               $18,525
05/31/2006              $21,066               $18,672               $18,877
08/31/2006              $21,951               $19,390               $19,504
11/30/2006              $23,522               $20,790               $20,983

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  20.97%   5-Year  10.75%   10-Year  8.93%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


              13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class B)

      MSCI EAFE Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Quest
                     International
                      Value Fund,            MSCI EAFE               MSCI
                   Inc.(SM) (Class B)          Index              World Index
                  -------------------       -----------          -------------
11/30/1996              $10,000               $10,000               $10,000
02/28/1997              $10,427               $ 9,689               $10,078
05/31/1997              $11,019               $10,419               $10,837
08/31/1997              $11,548               $10,344               $11,110
11/30/1997              $11,561               $ 9,988               $11,299
02/28/1998              $12,449               $11,219               $12,556
05/31/1998              $13,207               $11,607               $13,055
08/31/1998              $11,038               $10,357               $11,569
11/30/1998              $12,588               $11,663               $13,608
02/28/1999              $12,658               $11,807               $14,203
05/31/1999              $13,579               $12,148               $14,822
08/31/1999              $14,423               $13,053               $15,446
11/30/1999              $15,238               $14,162               $16,550
02/29/2000              $14,545               $14,850               $16,917
05/31/2000              $15,545               $14,265               $16,889
08/31/2000              $15,660               $14,334               $17,525
11/30/2000              $15,377               $12,823               $15,331
02/28/2001              $15,477               $12,281               $14,543
05/31/2001              $15,458               $11,849               $14,417
08/31/2001              $14,498               $10,882               $13,124
11/30/2001              $13,751               $10,403               $12,924
02/28/2002              $13,324               $ 9,980               $12,507
05/31/2002              $13,431               $10,745               $12,653
08/31/2002              $11,763               $ 9,284               $10,910
11/30/2002              $11,643               $ 9,133               $10,996
02/28/2003              $10,875               $ 8,265               $ 9,975
05/31/2003              $12,503               $ 9,462               $11,461
08/31/2003              $12,966               $10,174               $12,162
11/30/2003              $14,456               $11,393               $13,169
02/29/2004              $15,891               $12,748               $14,469
05/31/2004              $15,169               $12,584               $14,219
08/31/2004              $15,030               $12,523               $14,125
11/30/2004              $16,918               $14,202               $15,535
02/28/2005              $18,353               $15,187               $16,279
05/31/2005              $17,454               $14,502               $15,923
08/31/2005              $18,807               $15,539               $16,765
11/30/2005              $18,816               $16,151               $17,360
02/28/2006              $20,870               $17,906               $18,525
05/31/2006              $21,629               $18,672               $18,877
08/31/2006              $22,537               $19,390               $19,504
11/30/2006              $24,150               $20,790               $20,983

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  22.19%   5-Year  10.86%   10-Year  9.22%


              14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class C)

      MSCI EAFE Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Quest
                     International
                      Value Fund,            MSCI EAFE               MSCI
                   Inc.(SM) (Class C)          Index              World Index
                  -------------------       -----------          -------------
11/30/1996              $10,000               $10,000               $10,000
02/28/1997              $10,427               $ 9,689               $10,078
05/31/1997              $11,028               $10,419               $10,837
08/31/1997              $11,551               $10,344               $11,110
11/30/1997              $11,564               $ 9,988               $11,299
02/28/1998              $12,453               $11,219               $12,556
05/31/1998              $13,213               $11,607               $13,055
08/31/1998              $11,040               $10,357               $11,569
11/30/1998              $12,593               $11,663               $13,608
02/28/1999              $12,662               $11,807               $14,203
05/31/1999              $13,585               $12,148               $14,822
08/31/1999              $14,430               $13,053               $15,446
11/30/1999              $15,240               $14,162               $16,550
02/29/2000              $14,553               $14,850               $16,917
05/31/2000              $15,547               $14,265               $16,889
08/31/2000              $15,662               $14,334               $17,525
11/30/2000              $15,378               $12,823               $15,331
02/28/2001              $15,479               $12,281               $14,543
05/31/2001              $15,469               $11,849               $14,417
08/31/2001              $14,496               $10,882               $13,124
11/30/2001              $13,757               $10,403               $12,924
02/28/2002              $13,329               $ 9,980               $12,507
05/31/2002              $13,436               $10,745               $12,653
08/31/2002              $11,772               $ 9,284               $10,910
11/30/2002              $11,636               $ 9,133               $10,996
02/28/2003              $10,858               $ 8,265               $ 9,975
05/31/2003              $12,453               $ 9,462               $11,461
08/31/2003              $12,881               $10,174               $12,162
11/30/2003              $14,331               $11,393               $13,169
02/29/2004              $15,712               $12,748               $14,469
05/31/2004              $14,973               $12,584               $14,219
08/31/2004              $14,808               $12,523               $14,125
11/30/2004              $16,627               $14,202               $15,535
02/28/2005              $18,008               $15,187               $16,279
05/31/2005              $17,074               $14,502               $15,923
08/31/2005              $18,368               $15,539               $16,765
11/30/2005              $18,339               $16,151               $17,360
02/28/2006              $20,298               $17,906               $18,525
05/31/2006              $20,985               $18,672               $18,877
08/31/2006              $21,819               $19,390               $19,504
11/30/2006              $23,328               $20,790               $20,983

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  26.20%   5-Year  11.14%   10-Year  8.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


              15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class N)

      MSCI EAFE Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Quest
                     International
                      Value Fund,            MSCI EAFE               MSCI
                   Inc.(SM) (Class N)          Index              World Index
                  -------------------       -----------          -------------
03/01/2001              $10,000               $10,000               $10,000
05/31/2001              $ 9,976               $ 9,648               $ 9,913
08/31/2001              $ 9,361               $ 8,861               $ 9,025
11/30/2001              $ 8,902               $ 8,471               $ 8,887
02/28/2002              $ 8,631               $ 8,126               $ 8,600
05/31/2002              $ 8,709               $ 8,749               $ 8,700
08/31/2002              $ 7,642               $ 7,560               $ 7,502
11/30/2002              $ 7,563               $ 7,437               $ 7,561
02/28/2003              $ 7,063               $ 6,730               $ 6,859
05/31/2003              $ 8,112               $ 7,704               $ 7,881
08/31/2003              $ 8,408               $ 8,284               $ 8,363
11/30/2003              $ 9,361               $ 9,277               $ 9,055
02/29/2004              $10,277               $10,380               $ 9,949
05/31/2004              $ 9,801               $10,247               $ 9,778
08/31/2004              $ 9,704               $10,197               $ 9,713
11/30/2004              $10,917               $11,564               $10,682
02/28/2005              $11,834               $12,366               $11,194
05/31/2005              $11,236               $11,809               $10,949
08/31/2005              $12,099               $12,653               $11,528
11/30/2005              $12,093               $13,151               $11,937
02/28/2006              $13,400               $14,580               $12,739
05/31/2006              $13,879               $15,204               $12,980
08/31/2006              $14,442               $15,789               $13,411
11/30/2006              $15,464               $16,928               $14,428

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  26.88%   5-Year  11.68%   Since Inception (3/1/01)  7.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


              16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, which is currently subject to a voluntary rate reduction as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


              17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent defer-red sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


              18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


              19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING          EXPENSES
                             ACCOUNT          ACCOUNT         PAID DURING
                             VALUE            VALUE           6 MONTHS ENDED
                             (6/1/06)         (11/30/06)      NOVEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00       $ 1,116.60      $ 6.44
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,019.00        6.14
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,111.70       11.12
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,014.59       10.61
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,111.70       11.17
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,014.54       10.66
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,114.20        8.46
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,017.10        8.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended November 30, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.21%
--------------------------
Class B          2.09
--------------------------
Class C          2.10
--------------------------
Class N          1.59

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


              20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  November 30, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Continental AG                                         101,810   $   11,602,260
--------------------------------------------------------------------------------
AUTOMOBILES--4.6%
Bayerische Motoren
Werke AG                                               381,598       21,018,237
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                    124,500        7,786,662
--------------------------------------------------------------------------------
Toyota Motor Corp.                                     212,420       12,776,878
                                                                 ---------------
                                                                     41,581,777

--------------------------------------------------------------------------------
DISTRIBUTORS--1.4%
Fujitsu Devices, Inc.                                  288,000        3,878,813
--------------------------------------------------------------------------------
Medion AG                                              832,724        8,954,852
                                                                 ---------------
                                                                     12,833,665

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Compass Group plc                                    1,573,860        8,879,279
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.1%
Barratt
Developments plc                                       119,260        2,589,347
--------------------------------------------------------------------------------
Haseko Corp. 1                                       5,568,000       19,144,434
--------------------------------------------------------------------------------
Matsushita Electric
Industrial Co.                                         112,000        2,174,643
--------------------------------------------------------------------------------
Waterford
Wedgwood plc 1                                      36,124,435        3,540,251
                                                                 ---------------
                                                                     27,448,675

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.5%
Agfa Gevaert NV                                        236,000        5,600,816
--------------------------------------------------------------------------------
Sega Sammy
Holdings, Inc.                                         317,866        7,978,741
                                                                 ---------------
                                                                     13,579,557

--------------------------------------------------------------------------------
MEDIA--3.5%
British Sky
Broadcasting
Group plc                                            1,179,887       12,257,873
--------------------------------------------------------------------------------
Vivendi SA                                             497,790       19,151,094
                                                                 ---------------
                                                                     31,408,967

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Aoyama Trading Co.                                     265,638   $    7,481,144
--------------------------------------------------------------------------------
DSG
International plc                                    1,911,660        7,327,823
--------------------------------------------------------------------------------
Kingfisher plc                                       2,812,470       13,434,574
                                                                 ---------------
                                                                     28,243,541

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Aksa Akrilik
Kimya Sanayii AS 1,2                                 7,315,909       18,217,431
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.3%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
Heineken NV                                            140,000        6,823,028
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Tesco plc                                            2,281,828       17,549,590
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.8%
Nestle SA                                               57,225       20,198,744
--------------------------------------------------------------------------------
Unilever NV                                            512,586       13,529,300
                                                                 ---------------
                                                                     33,728,044

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Coreana
Cosmetics Co. Ltd. 2                                 3,802,657        7,978,890
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                  180,089        8,007,732
                                                                 ---------------
                                                                     15,986,622

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Amorepacific Corp. 1                                     6,990        3,798,300
--------------------------------------------------------------------------------
Pacific Corp.                                           37,285        5,416,124
                                                                 ---------------
                                                                      9,214,424

--------------------------------------------------------------------------------
ENERGY--7.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
Petroleum
Geo-Services ASA 1                                     254,500       17,261,100
--------------------------------------------------------------------------------
Seabird
Exploration Ltd. 1                                   1,908,000       12,092,484
                                                                 ---------------
                                                                     29,353,584

--------------------------------------------------------------------------------
OIL & GAS--4.2%
Eni SpA                                                637,400       20,867,086
--------------------------------------------------------------------------------
Total SA                                               240,600       17,129,329
                                                                 ---------------
                                                                     37,996,415


              21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--19.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Nomura
Securities Co. Ltd.                                    460,100   $    8,028,537
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.3%
Anglo Irish
Bank Corp.                                             604,600       11,490,034
--------------------------------------------------------------------------------
Bank of Ireland                                        769,367       16,506,304
--------------------------------------------------------------------------------
Credit Agricole SA                                     194,650        8,268,933
--------------------------------------------------------------------------------
Danske Bank AS                                         116,900        5,109,021
--------------------------------------------------------------------------------
National Bank
of Greece SA                                           284,900       13,062,334
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                              559,377       20,254,613
                                                                 ---------------
                                                                     74,691,239

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Ichiyoshi
Securities Co. Ltd.                                    183,600        2,562,371
--------------------------------------------------------------------------------
Investor AB, B Shares                                  453,518       10,073,368
                                                                 ---------------
                                                                     12,635,739

--------------------------------------------------------------------------------
INSURANCE--6.1%
Aegon NV                                               827,546       15,003,648
--------------------------------------------------------------------------------
Aksigorta AS                                           447,700        1,647,598
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                      527,850       18,168,459
--------------------------------------------------------------------------------
Swiss
Reinsurance Co.                                        234,612       20,027,376
                                                                 ---------------
                                                                     54,847,081

--------------------------------------------------------------------------------
REAL ESTATE--2.0%
Emperor Entertainment
Hotel Ltd.                                          24,843,000        4,566,992
--------------------------------------------------------------------------------
First Juken Co. Ltd. 2                               1,306,050       13,246,103
                                                                 ---------------
                                                                     17,813,095

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Ishaan Real
Estate plc 1                                         1,165,600        2,463,132
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--5.5%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Mediceo Paltac
Holdings Co. Ltd.                                      503,540   $    9,504,859
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.3%
iSOFT Group plc                                      3,050,150        2,353,372
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.2%
China Pharmaceutical
Group Ltd. 1                                        15,556,000        2,419,767
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                    300,223        7,973,133
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                      160,500       14,092,559
--------------------------------------------------------------------------------
Takeda Pharmaceutical
Co. Ltd.                                               202,100       13,199,223
                                                                 ---------------
                                                                     37,684,682

--------------------------------------------------------------------------------
INDUSTRIALS--15.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                              410,347        8,820,050
--------------------------------------------------------------------------------
AIRLINES--1.1%
Deutsche
Lufthansa AG                                           408,527       10,247,125
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Bacou-Dalloz SA                                         53,930        6,831,509
--------------------------------------------------------------------------------
Quebecor
World, Inc.                                          1,038,401       12,092,932
                                                                 ---------------
                                                                     18,924,441

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--5.3%
Continental
Engineering Corp.                                    3,640,020        3,095,255
--------------------------------------------------------------------------------
Joongang Construction
Co. Ltd. 2                                             465,485        9,416,386
--------------------------------------------------------------------------------
Okumura Corp.                                        1,492,000        7,269,561
--------------------------------------------------------------------------------
Technical
Olympic SA                                           3,105,527       10,569,872
--------------------------------------------------------------------------------
Vinci SA                                               135,300       16,995,597
                                                                 ---------------
                                                                     47,346,671

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Eneserve Corp.                                         206,891          983,025
--------------------------------------------------------------------------------
RHJ
International Ltd. 1                                   307,313        6,308,323
                                                                 ---------------
                                                                      7,291,348


              22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Alarko Holding AS                                    1,337,000   $    3,329,279
--------------------------------------------------------------------------------
MACHINERY--0.4%
GEA Group AG                                           181,979        3,615,046
--------------------------------------------------------------------------------
MARINE--4.1%
Attica Holdings SA                                   1,893,433        9,929,935
--------------------------------------------------------------------------------
Orient Overseas
International Ltd.                                   4,237,000       26,853,171
                                                                 ---------------
                                                                     36,783,106

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj                                              621,400       12,554,299
--------------------------------------------------------------------------------
SunCorp
Technologies Ltd. 1                                 16,488,000        1,757,630
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson, B Shares                                2,045,900        7,944,132
                                                                 ---------------
                                                                     22,256,061

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
Japan Digital
Laboratory Co. Ltd.                                  1,137,300       17,242,983
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
Epcos AG 1                                             486,711        8,882,223
--------------------------------------------------------------------------------
Nichicon Corp.                                         607,300        7,303,024
--------------------------------------------------------------------------------
Tohoku
Pioneer Corp.                                          431,900        5,895,227
                                                                 ---------------
                                                                     22,080,474

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                            178,530        9,391,077
--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
CHEMICALS--1.4%
Arkema 1                                               116,104        5,773,756
--------------------------------------------------------------------------------
Polynt SpA 1                                         2,495,744        7,288,026
                                                                 ---------------
                                                                     13,061,782

--------------------------------------------------------------------------------
METALS & MINING--1.5%
Hindalco
Industries Ltd.                                      1,672,800        6,475,126
--------------------------------------------------------------------------------
Mittal Steel Co. NV                                    161,105        6,658,506
                                                                 ---------------
                                                                     13,133,632


                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                       1,567,700   $    4,917,211
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Cable &
Wireless plc 3                                       3,459,027       10,573,386
--------------------------------------------------------------------------------
France Telecom SA                                      400,610       10,398,702
--------------------------------------------------------------------------------
Telecom Italia SpA                                   1,731,000        4,596,346
--------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                      5,933,500        7,773,687
                                                                 ---------------
                                                                     33,342,121

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
KDDI Corp.                                               2,199       14,703,693
--------------------------------------------------------------------------------
Vodafone Group plc                                   3,977,812       10,517,106
                                                                 ---------------
                                                                     25,220,799

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric
Power Co. (The)                                        105,300        6,113,049
                                                                 ---------------
Total Common Stocks
(Cost $719,286,586)                                                 867,584,850

--------------------------------------------------------------------------------
MONEY MARKET FUND--3.5%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund,
Cl. E, 5.24% 2,4
(Cost $31,212,445)                                  31,212,445       31,212,445

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $750,499,031)                                      100.1%     898,797,295
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF OTHER ASSETS                                    (0.1)        (576,163)
                                                --------------------------------
NET ASSETS                                               100.0%  $  898,221,132
                                                ================================


              23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES                                            SHARES
                                          NOVEMBER 30,           GROSS           GROSS      NOVEMBER 30,
                                                  2005       ADDITIONS      REDUCTIONS              2006
--------------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                  460,670       6,865,019*          9,780         7,315,909
Coreana Cosmetics Co. Ltd.                   1,196,984       2,634,900          29,227         3,802,657
First Juken Co. Ltd.                                --       1,316,950          10,900         1,306,050
Joongang Construction Co. Ltd.                      --         465,485              --           465,485
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.24%**                   --     131,561,176     100,348,731        31,212,445

                                                                 VALUE        DIVIDEND          REALIZED
                                                            SEE NOTE 1          INCOME              LOSS
--------------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                             $ 18,217,431     $        --      $     10,504
Coreana Cosmetics Co. Ltd.                                   7,978,890          30,700            16,325
First Juken Co. Ltd.                                        13,246,103         133,151            13,426
Joongang Construction Co. Ltd.                               9,416,386              --                --
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.24%**                           31,212,445         243,943                --
                                                          ----------------------------------------------
                                                          $ 80,071,255     $   407,794      $     40,255
                                                          ==============================================

* Result of a corporate action.

** The money market fund and the Fund are affiliated by having the same investment advisor.

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

4. Rate shown is the 7-day yield as of November 30, 2006.


              24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
Japan                                              $  168,877,385          18.8%
United Kingdom                                        124,180,960          13.8
France                                                115,248,191          12.8
Germany                                                64,319,743           7.2
Italy                                                  50,919,917           5.7
The Netherlands                                        42,014,482           4.7
Switzerland                                            40,226,120           4.5
Greece                                                 33,562,141           3.7
Ireland                                                31,536,589           3.5
United States                                          31,212,445           3.5
Hong Kong                                              31,030,568           3.4
Norway                                                 29,353,584           3.3
Korea, Republic of South                               26,609,700           3.0
Turkey                                                 23,194,308           2.6
Sweden                                                 18,017,500           2.0
Finland                                                12,554,299           1.4
Canada                                                 12,092,932           1.3
Belgium                                                11,909,139           1.3
Mexico                                                  7,773,687           0.9
India                                                   6,475,126           0.7
Denmark                                                 5,109,021           0.6
Australia                                               4,917,211           0.5
Bermuda                                                 4,566,992           0.5
Taiwan                                                  3,095,255           0.3
                                                   -----------------------------
Total                                              $  898,797,295         100.0%
                                                   =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $675,639,673)                                                         $  818,726,040
Affiliated companies (cost $74,859,358)                                                                80,071,255
                                                                                                   ---------------
                                                                                                      898,797,295
------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      303,528
------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $887,500)                                                                  896,885
------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                       6,883
------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Dividends                                                                                               2,277,936
Investments sold                                                                                        1,443,098
Shares of capital stock sold                                                                            1,192,667
Other                                                                                                      42,042
                                                                                                   ---------------
Total assets                                                                                          904,960,334

------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                   2,241,895
------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                   3,154,489
Shares of capital stock redeemed                                                                          709,755
Distribution and service plan fees                                                                        350,678
Transfer and shareholder servicing agent fees                                                              94,833
Directors' compensation                                                                                    74,865
Shareholder communications                                                                                 58,337
Other                                                                                                      54,350
                                                                                                   ---------------
Total liabilities                                                                                       6,739,202

------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $  898,221,132
                                                                                                   ===============

------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                               $      403,313
------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                            716,213,421
------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                       7,857,163
------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                         27,594,281
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                                     146,152,954
                                                                                                   ---------------
NET ASSETS                                                                                         $  898,221,132
                                                                                                   ===============


              26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $734,743,818
and 32,515,115 shares of capital stock outstanding)                                                  $ 22.60
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $ 23.98
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $63,003,915 and 3,029,100 shares
of capital stock outstanding)                                                                        $ 20.80
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $81,084,865 and 3,915,546 shares
of capital stock outstanding)                                                                        $ 20.71
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $19,388,534 and 871,513 shares
of capital stock outstanding)                                                                        $ 22.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,476,225)    $  15,546,170
Affiliated companies (net of foreign withholding taxes of $16,089)               407,794
-----------------------------------------------------------------------------------------
Interest                                                                         934,693
-----------------------------------------------------------------------------------------
Other income                                                                      14,223
                                                                           --------------
Total investment income                                                       16,902,880

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                                4,188,340
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        1,364,490
Class B                                                                          581,484
Class C                                                                          702,287
Class N                                                                           80,997
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                          676,527
Class B                                                                          144,704
Class C                                                                          165,132
Class N                                                                           41,386
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           78,744
Class B                                                                           22,914
Class C                                                                           19,728
Class N                                                                            2,774
-----------------------------------------------------------------------------------------
Administrative fees                                                            1,546,982
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      194,575
-----------------------------------------------------------------------------------------
Directors' compensation                                                           32,099
-----------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-----------------------------------------------------------------------------------------
Other                                                                            136,232
                                                                           --------------
Total expenses                                                                 9,980,895
Less reduction to custodian expenses                                             (50,144)
Less waivers and reimbursements of expenses                                       (4,649)
                                                                           --------------
Net expenses                                                                   9,926,102

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          6,976,778


              28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                                   $  37,897,389
  Affiliated companies                                                           (40,255)
Foreign currency transactions                                                    449,789
                                                                           --------------
Net realized gain                                                             38,306,923
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   76,496,323
Translation of assets and liabilities denominated in foreign currencies       47,898,494
                                                                           --------------
Net change in unrealized appreciation                                        124,394,817

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 169,678,518
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED NOVEMBER 30,                                                                    2006              2005
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $     6,976,778   $     2,894,870
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    38,306,923        87,191,516
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               124,394,817       (42,478,775)
                                                                                ----------------------------------
Net increase in net assets resulting from operations                                169,678,518        47,607,611

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (7,340,003)         (479,836)
Class B                                                                                (581,063)               --
Class C                                                                                (745,034)               --
Class N                                                                                (198,867)               --
                                                                                ----------------------------------
                                                                                     (8,864,967)         (479,836)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                             (49,610,419)               --
Class B                                                                              (7,122,773)               --
Class C                                                                              (7,849,925)               --
Class N                                                                              (1,527,098)               --
                                                                                ----------------------------------
                                                                                    (66,110,215)               --

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock transactions:
Class A                                                                             251,269,584        58,433,526
Class B                                                                               1,155,708         2,732,975
Class C                                                                              13,407,639        14,713,563
Class N                                                                               4,974,711         5,412,301
                                                                                ----------------------------------
                                                                                    270,807,642        81,292,365

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                      365,510,978       128,420,140
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 532,710,154       404,290,014
                                                                                ----------------------------------

End of period (including accumulated net investment income of
$7,857,163 and $6,079,336, respectively)                                        $   898,221,132   $   532,710,154
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED NOVEMBER 30,                      2006           2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     20.30     $    18.28     $    15.62     $    12.58    $    14.76
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .24 1          .16 1          .08 1          .06           .02
Net realized and unrealized gain (loss)                  4.90           1.89           2.58           2.98         (2.20)
                                                  ------------------------------------------------------------------------
Total from investment operations                         5.14           2.05           2.66           3.04         (2.18)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.37)          (.03)            --             --            --
Distributions from net realized gain                    (2.47)            --             --             --            --
                                                  ------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (2.84)          (.03)            --             --            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     22.60     $    20.30     $    18.28     $    15.62    $    12.58
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      28.35%         11.22%         17.03%         24.17%       (14.77)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   734,744     $  405,361     $  310,363     $  245,349    $  191,096
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   554,281     $  361,750     $  274,682     $  203,459    $  216,977
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.17%          0.81%          0.48%          0.51%         0.09%
Total expenses                                           1.25% 4        1.38%          1.54%          1.59%         1.66%
Expenses after payments and waivers and
reduction to custodian expenses                          1.24%          1.38%          1.54%          1.59%         1.66%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%           140%            87%           150%           75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended November 30, 2006        1.25%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED NOVEMBER 30,                      2006           2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     18.89     $    17.14     $    14.78     $    12.00    $    14.18
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .05 1         (.01) 1        (.06) 1        (.15)         (.11)
Net realized and unrealized gain (loss)                  4.53           1.76           2.42           2.93         (2.07)
                                                  ------------------------------------------------------------------------
Total from investment operations                         4.58           1.75           2.36           2.78         (2.18)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.20)            --             --             --            --
Distributions from net realized gain                    (2.47)            --             --             --            --
                                                  ------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (2.67)            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     20.80     $    18.89     $    17.14     $    14.78    $    12.00
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      27.19%         10.21%         15.97%         23.17%       (15.37)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    63,004     $   55,489     $   47,739     $   52,459    $   65,144
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    58,235     $   52,591     $   48,168     $   55,378    $   79,996
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.25%         (0.07)%        (0.41)%        (0.31)%       (0.63)%
Total expenses                                           2.16% 4        2.28%          2.43%          2.47%         2.36%
Expenses after payments and waivers and
reduction to custodian expenses                          2.15%          2.28%          2.43%          2.44%         2.36%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%           140%            87%           150%           75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended November 30, 2006        2.16%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS C     YEAR ENDED NOVEMBER 30,                      2006           2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     18.85     $    17.09     $    14.73     $    11.96    $    14.14
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .05 1         (.01) 1        (.06) 1        (.05)         (.12)
Net realized and unrealized gain (loss)                  4.51           1.77           2.42           2.82         (2.06)
                                                  ------------------------------------------------------------------------
Total from investment operations                         4.56           1.76           2.36           2.77         (2.18)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.23)            --             --             --            --
Distributions from net realized gain                    (2.47)            --             --             --            --
                                                  ------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (2.70)            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     20.71     $    18.85     $    17.09     $    14.73    $    11.96
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      27.20%         10.30%         16.02%         23.16%       (15.42)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    81,085     $   59,564     $   40,169     $   31,076    $   26,361
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    70,308     $   50,568     $   35,555     $   26,952    $   33,801
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.28%         (0.05)%        (0.36)%        (0.33)%       (0.63)%
Total expenses                                           2.14% 4        2.24%          2.39%          2.46%         2.37%
Expenses after payments and waivers and
reduction to custodian expenses                          2.13%          2.24%          2.39%          2.43%         2.37%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%           140%            87%           150%           75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended November 30, 2006        2.14%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED NOVEMBER 30,                      2006           2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     20.05     $    18.10     $    15.52     $    12.54    $    14.76
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .16 1          .08 1          .03 1          .01          (.01)
Net realized and unrealized gain (loss)                  4.83           1.87           2.55           2.97         (2.21)
                                                  ------------------------------------------------------------------------
Total from investment operations                         4.99           1.95           2.58           2.98         (2.22)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.32)            --             --             --            --
Distributions from net realized gain                    (2.47)            --             --             --            --
                                                  ------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (2.79)            --             --             --            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     22.25     $    20.05     $    18.10     $    15.52    $    12.54
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      27.88%         10.77%         16.62%         23.76%       (15.04)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    19,388     $   12,296     $    6,020     $    2,329    $    1,137
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    16,232     $    9,166     $    4,210     $    1,637    $    1,058
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.80%          0.43%          0.19%          0.17%        (0.02)%
Total expenses                                           1.64% 4        1.74%          1.91%          2.04%         1.90%
Expenses after payments and waivers and
reduction to custodian expenses                          1.63%          1.74%          1.91%          1.92%         1.90%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%           140%            87%           150%           75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended November 30, 2006        1.64%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.


              35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


              36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
  UNDISTRIBUTED    UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT       LONG-TERM                     LOSS   FOR FEDERAL INCOME
  INCOME                    GAIN   CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
  ----------------------------------------------------------------------------
  $33,253,321        $19,174,595              $14,779,408         $144,032,688

1. As of November 30, 2006, the Fund had $12,472,394 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

2.The Fund had $2,213,884 of post-October foreign currency losses which were deferred.

3. The Fund had $93,130 of post-October passive foreign investment company losses which were deferred.

4. During the fiscal year ended November 30, 2006, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended November 30, 2005, the Fund utilized $10,412,287 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO       REDUCTION TO
                                    ACCUMULATED    ACCUMULATED NET
               INCREASE TO       NET INVESTMENT      REALIZED GAIN
               PAID-IN CAPITAL           INCOME   ON INVESTMENTS 6
               ---------------------------------------------------
               $5,482,905            $3,666,016         $9,148,921

6. $5,482,905, including $2,435,211 of long-term capital gain, was distributed in connection with Fund share redemptions.


              37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended November 30, 2006 and November 30, 2005 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   NOVEMBER 30, 2006   NOVEMBER 30, 2005
        ----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                $  31,155,836           $ 479,836
        Long-term capital gain            43,819,346                  --
                                       ---------------------------------
        Total                          $  74,975,182           $ 479,836
                                       =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities            $ 754,854,309
        Federal tax cost of other investments       (75,099,144)
                                                  --------------
        Total federal tax cost                    $ 679,755,165
                                                  ==============

        Gross unrealized appreciation             $ 172,327,890
        Gross unrealized depreciation               (28,295,202)
                                                  --------------
        Net unrealized appreciation               $ 144,032,688
                                                  ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended November 30, 2006, the Fund's projected benefit obligations were increased by $20,276 and payments of $2,478 were made to retired directors, resulting in an accumulated liability of $69,902 as of November 30, 2006.

      The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


              38 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


              39 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                           YEAR ENDED NOVEMBER 30, 2006    YEAR ENDED NOVEMBER 30, 2005
                                 SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                         18,622,723   $ 377,162,339       7,063,323   $ 137,914,789
Dividends and/or
distibutions reinvested       2,823,290      52,428,502          24,158         446,673
Redeemed                     (8,899,250)   (178,321,257) 1   (4,097,368)    (79,927,936) 2
                             -------------------------------------------------------------
Net increase                 12,546,763   $ 251,269,584       2,990,113   $  58,433,526
                             =============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                            739,100   $  13,937,282       1,083,260   $  19,723,990
Dividends and/or
distibutions reinvested         414,170       7,140,297              --              --
Redeemed                     (1,061,524)    (19,921,871) 1     (931,743)    (16,991,015) 2
                             -------------------------------------------------------------
Net increase                     91,746   $   1,155,708         151,517   $   2,732,975
                             =============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                          1,141,232   $  21,263,320       1,352,336   $  24,612,147
Dividends and/or
distibutions reinvested         424,672       7,287,375              --              --
Redeemed                       (810,673)    (15,143,056) 1     (542,332)     (9,898,584) 2
                             -------------------------------------------------------------
Net increase                    755,231   $  13,407,639         810,004   $  14,713,563
                             =============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                            439,087   $   8,813,526         361,434   $   6,989,704
Dividends and/or
distibutions reinvested          89,558       1,643,396              --              --
Redeemed                       (270,294)     (5,482,211) 1      (80,921)     (1,577,403) 2
                             -------------------------------------------------------------
Net increase                    258,351   $   4,974,711         280,513   $   5,412,301
                             =============================================================

1. Net of redemption fees of $6,475, $680, $821 and $190 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $9,506, $1,382, $1,329 and $241 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended November 30, 2006, were as follows:

                                   PURCHASES            SALES
-------------------------------------------------------------
Investment securities           $429,319,994     $245,972,573


              40 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ------------------------------------
                 Up to $1 billion               0.60%
                 Over $1 billion                0.55

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the year ended November 30, 2006, the Fund paid $1,546,982 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended November 30, 2006, the Fund paid $1,031,128 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee


              41 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $279,622, $1,440,513 and $207,506, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
November 30, 2006        $221,105          $4,585        $101,041          $9,286          $1,039

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended November 30, 2006, the Manager waived $4,649 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized


              42 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of November 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                 CONTRACT      VALUATION AS OF
                                    EXPIRATION     AMOUNT         NOVEMBER 30,     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                     DATES     (000s)                 2006   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                             12/1/06        215EUR       $   285,309        $ 1,776     $       --
Japanese Yen (JPY)             12/1/06-12/4/06    141,427JPY         1,222,178          5,107             --
                                                                                      -----------------------
                                                                                        6,883             --
                                                                                      -----------------------
CONTRACTS TO SELL
British Pound Sterling (GPB)           12/1/06        531GBP         1,042,912             --          7,385
Euro (EUR)                             3/28/07     41,400EUR        55,121,834             --      2,154,674
Japanese Yen (JPY)             12/1/06-3/28/07  2,431,324JPY        21,329,387             --         79,836
                                                                                      -----------------------
                                                                                           --      2,241,895
                                                                                      -----------------------
Total unrealized appreciation and depreciation                                        $ 6,883     $2,241,895
                                                                                      =======================

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of November 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact to the Fund's financial statements has not yet been determined.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


              43 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


              44 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest International Value Fund, Inc., including the statement of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest International Value Fund, Inc. as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
January 9, 2007


              45 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.6392 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 19, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended November 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $16,707,268 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $1,508,855 of foreign income taxes paid by the Fund during the fiscal year ended November 30, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $10,506,501 was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended November 30, 2006, $489,224 or 5.52% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $27,144,693 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


              46 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              47 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY,
DIRECTORS                          CENTENNIAL, COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR
                                   UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                Principal of Courtney Associates, Inc. (venture capital firm) (since 1982);
Chairman of the Board              General Partner of Trivest Venture Fund (private venture capital fund); President
of Directors (since 2001),         of Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the
Director (since 1990)              following open-end investment companies: Cash Assets Trust (1984), Premier VIT
Age: 73                            (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the
                                   OppenheimerFunds complex.

DAVID K. DOWNES,                   President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Director (since 2005)              (investment management company) (since January 2004); President of The Community
Age: 67                            Reinvestment Act Qualified Investment Fund (investment management company)
                                   (since January 2004); Independent Chairman of the Board of Trustees of Quaker
                                   Investment Trust (registered investment company) (since January 2004); Director of Internet Capital Group (information technology company) (since October
                                   2003); Chief Operating Officer and Chief Financial Officer of Lincoln National
                                   Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1995-2003); President,
                                   Chief Executive Officer and Trustee of Delaware Investment Family of Funds
                                   (1995-2003); President and Board Member of Lincoln National Convertible
                                   Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1995-2003);
                                   Chairman and Chief Executive Officer of Retirement Financial Services, Inc.
                                   (registered transfer agent and investment adviser and subsidiary of Delaware
                                   Investments U.S., Inc.) (1995-2003); President and Chief Executive Officer of
                                   Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief
                                   Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                   Corporation (investment subsidiary of Equitable Life Assurance Society)
                                   (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn
                                   Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant
                                   Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax
                                   Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965);
                                   United States Marine Corps (1957-1959). Oversees 10 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 59 portfolios in the
Director (since 1998)              OppenheimerFunds complex.
Age: 73

LACY B. HERRMANN,                  Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment
Director (since 1990)              company) (since December 2004); Chairman of Aquila Management Corporation and
Age: 77                            Aquila Investment Management LLC (since August 1984); Chief Executive Officer and
                                   President of Aquila Management Corporation (August 1984-December 1994); Vice
                                   President, Director and Secretary of Aquila Distributors, Inc. (distributor of
                                   Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President
                                   and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT");
                                   President and Director of STCM Management Company, Inc. (sponsor and adviser to
                                   CCMT); Chairman,


              48 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

LACY B. HERRMANN,                  President and Director of InCap Management Corporation; Sub-Advisor and
Continued                          Administrator of Prime Cash Fund & Short Term Asset Reserves; Director of
                                   OCC Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004);
                                   Trustee of Premier VIT (formerly PIMCO Advisors VIT) (investment company) (since
                                   1994); Trustee of OCC Accumulation Trust (open-end investment company) (until
                                   December 2004); Trustee Emeritus of Brown University (since June 1983). Oversees
                                   10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Director (since 2001)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                            (since September 2004); Investment Advisory Board Member of Zurich Financial
                                   Services (insurance) (since October 2004); Board of Governing Trustees of The
                                   Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                   Advanced Study (non-profit educational institute) (since May 1992); Special
                                   Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                   (January 1999-September 2004) and Managing Principal (1997-December 1998);
                                   Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                   1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                   (May 2000-April 2002) (executive search firm). Oversees 59 portfolios in the
                                   OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal            (since September 2000) of the Manager; President and director or trustee of
Executive Officer (since 2001)     other Oppenheimer funds; President and Director of Oppenheimer Acquisition
and Director (since 2005)          Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                   July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                   Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
                                   Program (charitable trust program established by the Manager) (since July 2001);
                                   Director of the following investment advisory subsidiaries of the Manager: OFI
                                   Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                   Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                   (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                   Investments, Inc. (since July 2001); President (since November 1, 2001) and
                                   Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                   Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                   Insurance Company (September 1999-August 2000); President, Chief Executive
                                   Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                   96 portfolios in the OppenheimerFunds complex.


              49 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
FUND                               FREUD, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                   STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN,
                                   SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                   OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT
                                   DEATH OR REMOVAL.

DOMINIC FREUD,                     Vice President of the Manager (since April 2003). Partner and European Equity
Vice President and Portfolio       Portfolio manager at SLS Management (January 2002-February 2003) prior to
Manager (since 2005)               which he was head of the European equities desk and managing director at SG
Age: 48                            Cowen (May 1994-January 2002). An officer of 2 portfolios in the
                                   OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief           2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                 Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                       Vice President and Director of Internal Audit of the Manager (1997-February
Age: 56                            2004). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal            of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                   1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                   Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                   Services Division (March 1995-March 1999). An officer of 96 portfolios in the
                                   OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                Product Accounting of the Manager (November 1998-July 2002). An officer of 96
(since 2004)                       portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                       Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                            Director of Mutual Fund Operations at American Data Services, Inc. (September
                                   2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)             2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                            December 2001); General Counsel of Centennial Asset Management Corporation (since
                                   December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                   Management Corporation (since December 2001); Secretary and General Counsel of
                                   OAC (since November 2001); Assistant Secretary (since September 1997) and
                                   Director (since November 2001) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                   Holdings, Inc. (since December 2002); Director of


              50 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

ROBERT G. ZACK,                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
Continued                          President, General Counsel and Director of Shareholder Financial Services, Inc.
                                   and Shareholder Services, Inc. (since December 2001); Senior Vice President,
                                   General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                   Company (since November 2001); Vice President of OppenheimerFunds Legacy Program
                                   (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                   Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                   Limited (since December 2003); Senior Vice President (May 1985-December 2003),
                                   Acting General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                       Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                            Centennial Asset Management Corporation (since October 2003); Vice President and
                                   Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                   Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                   Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                   2003). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                       2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 38                            Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                   PaineWebber Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                2004); First Vice President (2001-September 2004); Director (2000-September 2004)
(since 2004)                       and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 42                            of 96 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


              51 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $16,000 in fiscal 2006 and $15,000 in fiscal 2005.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,536 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of form 5500.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2006 and $163,341 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)  No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a) (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

     (b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007